Segment and Geographic Information - Summary of Property and Equipment, Net by Geographic Location (Detail) - USD ($) $ in Thousands	Mar. 31, 2017	Mar. 31, 2016
Segment Reporting, Asset Reconciling Item [Line Items]
Property, plant and equipment, net	$ 32,009	$ 24,806
United States [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Property, plant and equipment, net	14,904	11,363
United Kingdom [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Property, plant and equipment, net	9,007	7,677
Australia [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Property, plant and equipment, net	3,867	2,886
South Africa [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Property, plant and equipment, net	3,815	2,569
Other [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Property, plant and equipment, net	$ 416	$ 311